Derivative Liabilities (Tables)	12 Months Ended
Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of assumptions used in valuation model

June 30,
2018
Market value of common stock on measurement date	$1.01
Exercise price	$7.50 and $11.25
Risk free interest rate (1)	2.33%
Expected life in years	0.95
Expected volatility (2)	102%
Expected dividend yields (3)	None

(1)	The risk-free interest rate was determined by management using the applicable Treasury Bill as of the measurement date.

(2)	The historical trading volatility was determined by calculating the volatility of the Company’s common stock.

(3)	The Company does not expect to pay a dividend in the foreseeable future.

Schedule of fair value of derivative liabilities

	Markets for Identical Assets	Other Observable Inputs	Significant Unobservable Inputs	Carrying Value as of June 30,
Description	(Level 1)	(Level 2)	(Level 3)	2018
Derivative liability – warrant instruments	$-	$-	$30,526	$30,526
Derivative liabilities – embedded redemption feature of promissory notes	-	-	4,164,108	4,164,108
	$-	$-	$4,194,634	$4,194,634

Schedule of reconciliation of changes in the fair value of financial liabilities

	Year ended
	June 30,	June 30,
	2019	2018
Beginning balance	$4,194,634	$175,853
Adoption of ASU 2017-11 – warrants	(59,397)	-
Fair value of derivative liabilities for redemption feature of promissory notes payable	-	3,309,880
Change in fair value of derivative liabilities	54,634	708,901
Extinguishment of derivative liabilities on conversion of promissory notes.	(4,189,871)	-
Ending balance	$-	$4,194,634